ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Trade	$ 479.3	$ 338.7
Other	51.1	19.7
Total	$ 530.4	$ 358.4